Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 25, 2011
Registrant Name	dei_EntityRegistrantName	AdvisorShares Trust
Central Index Key	dei_EntityCentralIndexKey	0001408970
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 25, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jul. 25, 2011
Accuvest Global Opportunities ETF (Prospectus Summary) | Accuvest Global Opportunities ETF | Accuvest Global Opportunities ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ACCU